Cash and cash equivalents (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	$ 556,066	$ 630,438	$ 514,669	$ 527,259
Other current financial assets	312,721	366,979
Other non-current financial assets	17,131	42,879
Borrowings - repayable within one year (including overdraft)	0	(163,568)
Borrowings - repayable after one year	(68,870)	0
Net Debt	(471,755)	(245,508)
Cash and liquid investments	882,212	1,006,327
Gross debt - fixed interest rates	(1,353,967)	(1,251,835)
Net Debt	$ (471,755)	$ (245,508)